Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000256702 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	80.80%
C000256702 | U.S. Government Sponsored Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000256702 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000256703 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000256703 | U.S. Government Sponsored Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000256703 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000256703 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000256703 | Certificates of Deposit
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000256703 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000256703 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.50%